Stock-based Compensation Plans - Stock Options (Details) - CAD CAD / shares in Units, CAD in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock‑based compensation expense		CAD 12	CAD 6	CAD 24	CAD 15
2012 Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (shares)	774,924
Volume weighted average share price (period)	5 days
Exercise price (CAD per share)	CAD 42.36
Exercisable period	10 years
Expiration period after termination, death or retirement	3 years
Award vesting period	4 years
Grant date fair value (CAD per share)	CAD 3.22